Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Outstanding Potential Common Shares Excluded in Computation of Diluted Net Loss Per Share	The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding, as the effect of including these securities would have been anti-dilutive:

	As of June 30,
	2025	2024
Share options to purchase ordinary shares	158,575,852	141,325,852
Redeemable convertible preferred stock (as converted to ordinary shares)	709,097,700	709,097,700
Contingently issuable ordinary shares pursuant to Hutchmed share subscription agreement	—	140,636,592

Total potentially dilutive securities	867,673,552	991,060,144

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding, as the effect of including these securities would have been anti-dilutive:

	As of December 31,
	2024	2023
Share options to purchase ordinary shares	159,003,977	153,789,602
Redeemable convertible preferred shares (as converted to ordinary shares)	709,097,700	709,097,700

Total potentially dilutive securities	868,101,677	862,887,302

Summary of the Company records its property and equipment at cost
The Company records its property and equipment at cost, net of accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated useful life
Lab equipment	5 years
Furniture and fixtures	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of the estimated useful life or the life of the lease

IKENA ONCOLOGY INC
Summary of Outstanding Potential Common Shares Excluded in Computation of Diluted Net Loss Per Share
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	June 30,
	2025	2024
Options to purchase common stock	527,737	687,826

Total	527,737	687,826

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2024	2023
Options to purchase common stock	639,837	590,688

Total	639,837	590,688